Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenues	$ 38,986	$ 30,746	$ 15,622
Costs	(24,780)	(19,330)	(9,380)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	1,042	204	401
Changes in the net realizable value of agricultural products after harvest	303	(74)	208
Gross profit	15,551	11,546	6,851
Net gain from fair value adjustment of investment properties	22,629	4,888	17,516
Gain from disposal of farmlands	906	280	(2)
General and administrative expenses	(4,414)	(3,628)	(1,950)
Selling expenses	(5,306)	(4,503)	(2,173)
Other operating results, net	1,152	(128)	(110)
Management fees	(554)	(200)	(534)
Profit from operations	29,964	8,255	19,598
Share of (loss) / profit of associates and joint ventures	(603)	96	534
Profit from operations before financing and taxation	29,361	8,351	20,132
Finance income	1,998	1,055	1,450
Finance cost	(26,209)	(8,936)	(7,351)
Other financial results	384	3,178	(145)
Financial results, net	(23,827)	(4,703)	(6,046)
Profit before income tax	5,534	3,648	14,086
Income tax	(233)	(2,713)	(5,785)
Profit for the year from continuing operations	5,301	935	8,301
Profit from discontinued operations after income tax	12,479	4,093	817
Profit for the year	17,780	5,028	9,118
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	12,910	3,718	(1,715)
Share of other comprehensive income of associates and joint ventures	3,426	354	5,100
Revaluation surplus	192
Change in the fair value of hedging instruments net of income taxes	(19)	124	3
Items that may not be reclassified subsequently to profit or loss:
Actuarial loss from defined benefit plans	(12)	(10)	(10)
Other comprehensive income for the year from continuing operations	16,497	4,186	3,378
Other comprehensive income for the year from discontinued operations	435	1,170	1,641
Total other comprehensive income for the year	16,932	5,356	5,019
Total comprehensive income for the year	34,712	10,384	14,137
Total comprehensive income from continuing operations	21,798	5,121	11,679
Total comprehensive income from discontinued operations	12,914	5,263	2,458
Total comprehensive income for the year	34,712	10,384	14,137
Profit for the year attributable to:
Equity holders of the parent	5,392	1,511	5,167
Non-controlling interest	12,388	3,517	3,951
Profit / (Loss) from continuing operations attributable to:
Equity holders of the parent	(772)	461	4,951
Non-controlling interest	6,073	474	3,350
Total comprehensive income attributable to:
Equity holders of the parent	7,308	2,603	5,715
Non-controlling interest	27,404	7,781	8,422
Total comprehensive income / (loss) from continuing operations attributable to:
Equity holders of the parent	(926)	(753)	3,257
Non-controlling interest	$ 22,724	$ 5,874	$ 8,422
Profit per share attributable to equity holders of the parent:
Basic	$ 10.86	$ 3.04	$ 10.44
Diluted	10.44	3.02	10.30
Profit per share from continuing operations attributable to equity holders of the parent:
Basic	(1.55)	0.93	10.00
Diluted	$ (1.50)	$ 0.92	$ 9.87